Investment Strategy - PGIM Jennison Value Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing the Fund's investment objective, the Fund’s subadviser normally invests at least 65% of the Fund's total assets in the equity and equity-related securities of companies that it believes will provide investment returns above those of the Russell 1000 Value Index and, over the long term, the S&P 500 Index. The Fund follows a value investment style, which means the subadviser seeks to invest in securities it believes are undervalued compared to their perceived value. Most of the Fund’s investments are in large capitalization companies, which the Fund defines as companies with market capitalizations (measured at the time of purchase) of $1 billion or more. The Fund may invest up to 35% of its total assets in non-U.S. securities. At times, the Fund may have a significant portion of its assets invested in the same economic sector.